Share capital (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Share Capital

	BHP Group Limited			BHP Group Plc
	2020 shares	2019 shares	2018 shares	2020 shares	2019 shares	2018 shares
Share capital issued
Opening number of shares	2,945,851,394	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(5,975,189)	(6,854,057)	(7,469,236)	(185,297)	(274,069)	(679,223)
Employee share awards exercised following vesting	6,893,113	5,902,588	7,339,522	222,245	275,984	711,705
Movement in treasury shares under Employee Share Plans	(917,924)	951,469	129,714	(36,948)	(1,915)	(32,482)
Shares bought back and cancelled (1)	–	(265,839,711)	–	–	–	–

Closing number of shares (2)	2,945,851,394	2,945,851,394	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	2,945,621,003	2,944,703,079	3,211,494,259	2,112,069,025	2,112,032,077	2,112,030,162
Treasury shares	230,391	1,148,315	196,846	2,771	39,719	41,634
Other share classes
Special Voting share of no par value	1	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	1	1	1
5.5% Preference shares of £1 each	–	–	–	50,000	50,000	50,000
DLC Dividend share	1	1	1	–	–	–

(1)	During December 2018, BHP completed an off-market buy-back program of US$5.2 billion of BHP Group Limited shares related to the disbursement of proceeds from the disposal of Onshore US.

(2)	No fully paid ordinary shares in BHP Group Limited or BHP Group Plc were issued on the exercise of employee share awards during the period 1 July 2020 to 3 September 2020.